Jul-28-03 01:20pm From- T-490 P.003/003 F-717

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055694

Cert NYS

1-11661

NYSE

July 28, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN ABS CORPORATION, 1,200,000 Corporate Backed Trust Certificates, Kraft Foods Note-Backed Series 2003-11, Class A-1 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 28, 2003. Tentative listing date – Not yet determined.

Sincerely,